Summary of Combined Financial Information Under Equity Method (Detail) (Sepco Communications And Neotel Pty Limited, INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Sepco Communications And Neotel Pty Limited
Schedule of Equity Method Investments [Line Items]
Revenues	2,607	[1]	14,807
Network and transmission cost	1,278	[1]	7,993
Loss from continuing operations before taxes	1,985	[1]	11,175
Net loss	1,985	[1]	11,293

[1]	Till the date of acquisition.